Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue	The following table disaggregates the Group’s revenue for the years ended June 30, 2022, 2023 and 2024:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
By revenue type:
Marketing campaign planning and execution	19,432,684	55,590,318	72,551,148
Online precision marketing	3,031,567	6,112,910	31,619,104
Offline advertising	12,905,957	7,336,177	4,635,050
Total	35,370,208	69,039,405	108,805,302

Schedule of Contract Assets and Liabilities	Contract assets and liabilities
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Contract liabilities type：
In time	25,971,938	424,528	2,115,522
Over time	533,426	471,698	-
Total	26,505,364	896,226	2,115,522